Summary of Significant Accounting Policies - Schedule of Black-Scholes Option-Pricing (Details)	Dec. 31, 2024
Stock price [Member]
Schedule of Black-Scholes Option-Pricing [Line Items]
Fair value of embedded derivatives	7.65
Expected volatility [Member]
Schedule of Black-Scholes Option-Pricing [Line Items]
Fair value of embedded derivatives	128.3
Expected term [Member]
Schedule of Black-Scholes Option-Pricing [Line Items]
Fair value of embedded derivatives	1.5
Dividend yield [Member]
Schedule of Black-Scholes Option-Pricing [Line Items]
Fair value of embedded derivatives	0
Risk-free interest rate [Member]
Schedule of Black-Scholes Option-Pricing [Line Items]
Fair value of embedded derivatives	4.21